Long-Term Debt Long Term Debt 1 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Jul. 24, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Capital Lease Obligations	$ 3.1		$ 4.5
Debt Instrument, Unamortized Discount	(271.9)		(412.7)
Debt and Capital Lease Obligations	1,847.8		1,812.0
Current maturities of long-term debt	(78.5)		(45.1)
Long-term debt	1,769.3		1,766.9
Extended Term Loans [Member]
Debt Instrument [Line Items]
Secured Debt	677.4	692.8	0
Non-Extended Term Loans [Member]
Debt Instrument [Line Items]
Secured Debt	728.6	729.0	1,719.0
1,900.0 Senior Secured Credit Facilities [Member]
Debt Instrument [Line Items]
Secured Debt	1,406.0		1,719.0
9.750% Senior Secured Notes due 2018 [Member]
Debt Instrument [Line Items]
Secured Debt	235.0		0
Senior Floating Rate Notes due 2015 [Member]
Debt Instrument [Line Items]
Subordinated Debt	204.3		204.3
9.50% Senior Fixed Rate Notes due 2015 [Member]
Debt Instrument [Line Items]
Subordinated Debt	271.3		271.3
Faneuil Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Secured Debt	$ 0		$ 25.6